SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended				6 Months Ended
	May 05, 2021	Apr. 14, 2021	Jul. 08, 2020	Jun. 28, 2021	May 19, 2021	May 19, 2021	Apr. 15, 2021	Sep. 30, 2021	Oct. 18, 2021	May 20, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Series E Preferred Stock converted into common stock									2,057,143		3,144,000	1,560,000
Series E Preferred Stock									600		262
Dividends rate per annum		12
Series E Preferred Stock authorized		10,000						200,000,000			200,000,000		200,000,000
Series E Preferred Stock stated value		$ 1,200
Convertible into shares of common stock price per share		$ 0.35
Series D PS redeemable at option, description		percentages ranging from 115% to 125% for the first 180 days
Common stock shares issued		5,000,000						607,134,014			560,745,180		379,742,524
Common stock shares issued, price per share		$ 0.0001
Common stock shares price per share		$ 0.55
Warrants to purchase common stock shares		10,000,000
Warrants to purchase common stock shares, exercise price		$ 0.75
Common Stock commitment shares		1,000,000
Received net proceeds from the Purchaser		$ 4,732,123
Additional shares of common stock purchased	15,454,456									2,727,272
Additional shares of common stock purchased, price per share	$ 0.55									$ 0.55
Proeeds from additional shares of common stock purchased	$ 8,245,000					$ 1,455,000
Purchase price in cash								$ 250,000
Common stock shares purchased			8,750,000
Patents Purchase Agreement [Member]
Ownership interest percentage in second patents					100.00%	100.00%
Ownership interest percentage					50.00%	50.00%
Purchase price in cash					$ 2,000,000
Purchase price in issuance of common stock shares					9,900,909
Purchase price in issuance of common stock shares fair value					$ 5,000,000
Purchase price in issuance of common stock shares, market value per share					$ 0.505
Total acquisition price					$ 7,000,000
GHS Purchase Agreement
Common stock shares price per share				$ 0.40
Warrants to purchase common stock shares				1,100,000
Received net proceeds from the Purchaser		$ 4,732,123		$ 2,909,670
Common stock shares				3,000,000
Warrants to purchase common stock shares, value				$ 11,000
Common stock purchased				7,500,000
Shares of common stock underlying the prefunded warrants				1,100,000
Aggregate purchase price				$ 3,011,000
Offering expenses				$ 90,330
Leak-Out Agreements
Issuance of common stock shares					13,861,386
NAS Securities Purchase Agreement
Ownership interest percentage					51.00%	51.00%
Purchase price in cash					$ 2,000,000
Purchase price in issuance of common stock shares					3,960,396
Purchase price in issuance of common stock shares fair value					$ 2,000,000
Purchase price in issuance of common stock shares, market value per share					$ 0.505
Total acquisition price					$ 3,000,000
Ownership interest percentage by F&T					49.00%	49.00%
Common stock shares purchased					980,000
Owned subsidiary, percentage					100.00%	100.00%
Share Exchange Agreement
Exchange an aggregate of shares of Series D preferred stock par value		$ 0.0001
Exchange an aggregate of shares of Series D preferred stock		3,600
Series D Preferred Stock Convertible into Series EPreferred stock		3,739
Series D Preferred Stock Convertible into Series E preferred stock par value		$ 0.0001
Shares redeemed during the period							2,450
Shares redeemed during the period, value							$ 3,513,504